Strategic Restructuring - Summary of Restructuring Costs (Details) - Infinity Pharmaceuticals Inc [Member] $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Charges incurred during the three months ended March 31, 2023	$ 1,720
Amounts paid during the three months ended March 31, 2023	58
Less non-cash charges incurred during the three months ended March 31, 2023	821
Accrued restructuring costs as of March 31, 2023	841
Employee severance, benefits and related taxes
Restructuring Cost and Reserve [Line Items]
Charges incurred during the three months ended March 31, 2023	899
Amounts paid during the three months ended March 31, 2023	58
Less non-cash charges incurred during the three months ended March 31, 2023	0
Accrued restructuring costs as of March 31, 2023	841
Stock-based compensation
Restructuring Cost and Reserve [Line Items]
Charges incurred during the three months ended March 31, 2023	821
Amounts paid during the three months ended March 31, 2023	0
Less non-cash charges incurred during the three months ended March 31, 2023	821
Accrued restructuring costs as of March 31, 2023	$ 0